Expense Example, No Redemption {- Franklin Equity Income Fund} - Franklin Investors Securities Trust - FIST1-32 - Franklin Equity Income Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 163
3 Years	507
5 Years	875
10 Years	$ 1,911